Description of the Plan - Additional Information (Details) - EBP 013 [Member] - USD ($)		12 Months Ended
	Jun. 15, 2016	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, common stock par value		$ 0.01
Employee benefit plan, participant contribution		1.00%
Employee benefit plan, participant contribution deferral rate		30.00%
EBP, Maximum pre-tax contribution amount		$ 23,500,000
EBP, Participants compensation defined percentage		100.00%
Employee benefit plan, participants compensation defined		$ 70,000,000	$ 69,000,000
Employee benefit plan participants contribution after tax percentage		10.00%
EBP, Employer contribution, matching percentage	66.67%	66.67%
EBP, Employer contribution participants compensation for the plan		4.00%
Employee benefit plan, contribution vesting description		Participants are vested immediately in their contributions plus actual earnings thereon. All participants are vested in the employer’s contribution at the earlier of completing six consecutive months of service or participant reaching age 65. For 2025, there were no forfeitures reducing employer contributions. Unallocated forfeiture balances as of December 31, 2025 and 2024 were each $3.
EBP, Forfeitures reducing employer contributions		$ 0
EBP, Unallocated forfeiture balances		3,000	$ 3,000
EBP, Note receivable from participant, account, maximum borrowing, amount		$ 50,000,000
EBP, Note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
EBP, Note receivable from participant, account, minimum borrowing, amount		$ 1,000,000
Employee benefit plan, notes receivable from participant loans maturity term		5 years
Employee benefit plan, participants payments of benefits amount		$ 1,000,000
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, catch up contribution		$ 7,500,000
EBP, Employer contribution participants compensation for the plan	6.90%
Employee Benefit Plan, Employer non matching contribution, percentage		5.00%
Employee benefit plan, employer defined non matching contribution	$ 2,200,000	$ 2,000,000
EBP, Participant loans interest rate		8.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Employer contribution participants compensation for the plan	4.60%
Employee Benefit Plan, Employer non matching contribution, percentage		3.00%
Employee benefit plan, employer defined non matching contribution	$ 300,000	$ 50,000
EBP, Participant loans interest rate		3.25%